EMPLOYEE BENEFITS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
EMPLOYEE BENEFITS [Line Items]
Total contribution	$ 10,592,227	$ 11,244,297	$ 15,451,989
ReneSola Zhejiang [Member]
EMPLOYEE BENEFITS [Line Items]
Percentage of employer matching contribution of basic salaries	14.00%
Percentage of employer's contribution required by PRC law	22.00%
Sichuan ReneSola Silicon Material Co., Ltd. ("Sichuan ReneSola")
EMPLOYEE BENEFITS [Line Items]
Percentage of employer matching contribution of basic salaries	19.00%
Percentage of employer's contribution required by PRC law	18.00%
ReneSola Jiangsu [Member]
EMPLOYEE BENEFITS [Line Items]
Percentage of employer matching contribution of basic salaries	19.00%
Percentage of employer's contribution required by PRC law	20.40%
Renesola Shanghai Ltd [Member]
EMPLOYEE BENEFITS [Line Items]
Percentage of employer matching contribution of basic salaries	20.00%
Percentage of employer's contribution required by PRC law	19.20%